Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,435	$ 3,789
Employee compensation and benefits	760	741
Other	626	290
Gross deferred tax assets	4,821	4,820
Valuation allowance	(112)	(104)
Deferred tax assets after valuation allowance	4,709	4,716
Deferred tax liabilities:
Intangibles and fixed assets	1,013	834
Deferred revenue	382	36
Asset securitizations	39	43
Net unrealized securities gains	25	19
Other	375	387
Gross deferred tax liabilities	1,834	1,319
Net deferred tax assets	$ 2,875	$ 3,397